Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of profit or loss [Abstract]
Revenues (Note 17)	$ 1,753,576	$ 1,218,647	$ 1,683,056
Costs and expenses:
Salaries, wages and employee benefits (Note 22)	314,931	274,954	285,316
Leases of properties and equipment (Note 10)	813,819	531,468	700,449
Operative and administrative services	256,048	217,596	345,215
Fuel, materials and supplies	99,473	81,827	194,029
Depreciation, amortization and loss from revaluation	95,231	125,122	99,519
Other costs and expenses	17,699	16,776	15,639
Total costs and expenses	1,597,201	1,247,743	1,640,167
Profit (loss) before other income (expenses)	156,375	(29,096)	42,889
Other income (expenses) (Note 18)	56,299	65,787	(10,378)
Operating profit	212,674	36,691	32,511
Financing cost:
Interest income	2,272	2,049	533
Interest expense and other financial costs (Note 19)	(48,128)	(63,066)	(61,563)
Exchange (loss) gain, net	(52,023)	19,584	(169)
Total comprehensive financing cost	(97,879)	(41,433)	(61,199)
Profit (loss) before taxes	114,795	(4,742)	(28,688)
Income tax benefit (Note 20)	0	20,200	29,591
Net income for the year	114,795	15,458	903
Attributable to:
Non-controlling interest	309	(4,733)	(2,638)
Controlling interest	$ 114,486	$ 20,191	$ 3,541
Earning per share for the year (Note 23)
Income per share for the year (in dollars per share)	$ 0.656	$ 0.169	$ 0.035
Weighted average number of shares for the year (in shares)	174,553,127	119,433,910	102,182,841